SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) - Jun. 30, 2025 $ in Thousands, $ in Thousands	USD ($)	SGD ($)
Right-of-use Rou Assets And Lease Payable
2026	$ 185	$ 235
2027	128	163
2028	58	74
2029	23	29
2030	24	30
Thereafter	466	593
Total	$ 884	$ 1,124